NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5. NOTES RECEIVABLE

Our notes receivable consisted of the following:

	December 31,
	2020	2019
CCR Note	$375,000	$375,000
BB Note	100,000	100,000
Total Principal	475,000	475,000
Allowance for doubtful accounts	(125,000)	—
Unamortized loan origination fee	—	(6,667)
	350,000	468,333
Less: Current portion	(350,000)	(375,000)
Long-term portion	$—	$93,333

In March 2019, we agreed to loan an aggregate of up to $375,000 to Consolidated C.R., LLC (“CCR”) pursuant to the terms of a convertible promissory note (“CCR Note”), bearing interest at 12% per annum, collateralized by substantially all of the assets of CCR and subject to a maturity date of September 2020. As of May 30, 2019, we had loaned the entire available amount of $375,000 to CCR pursuant to the CCR Note. CCR is a vertically integrated medical cannabis company located in San Juan, Puerto Rico. As of December 31, 2020, the outstanding amount of the loan was $375,000. The CCR Note included a loan origination fee of $15,000, which is being recognized as interest income over the term of the agreement and has been fully amortized as of December 31, 2020. As of December 31, 2020, this loan is in default. Subsequent to year-end, we received a payment of $200,000 applied to interest and principal. A notice of default was sent to the borrower in April 2020, which increased the interest rate to 18% per annum.

On January 3, 2019, the Company authorized an unsecured loan of $100,000 to Beacher Brewing, LLC (“BB”) pursuant to the terms of a promissory note (“BB Note”), bearing interest at 11% per annum and a maturity date of January 3, 2020. Interest is due in advance at the beginning of each quarter. On December 13, 2019, the Company agreed to extend the maturity date to January 3, 2021. As of December 31, 2020, this loan is in default due to unpaid interest. A notice of default was sent to the borrower in November 2020. We are currently in negotiations with BB for repayment of the note.

On December 13, 2018, we loaned $50,000 to BRB Realty, LLC (“BRB”) pursuant to the terms of a promissory note (“BRB Note”), bearing interest at 13% per annum and a maturity date of June 12, 2019. On January 19, 2019, the BRB Note was amended with an additional loan amount of $250,000 bearing an interest rate of 13% and a new maturity date of July 15, 2019. On July 15, 2019, BRB Realty extended the maturity date, in accordance with the terms of the BRB Note, an additional six months with an increased interest rate to 15%. Interest is due at the beginning of each month. In December 2019, we agreed to forgive $30,000 of the note receivable in exchange for early payment. The note was paid off on December 3, 2019 and the $30,000 was recorded as bad debt expense and is included in sales, general and administrative on the consolidated statement of operations. The BRB Note included a loan origination fee of $5,000, which is being recognized as interest income over the term of the agreement.